STOCK OPTIONS AND WARRANTS - Schedule of Warrants (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Beginning Balance, number of shares	12,277,000	14,344,434	14,344,434
Beginning Balance, weighted average exercise price	$ 2.25	$ 2.41	$ 2.41
Warrants granted, number of shares	0	0	0
Warrants granted, weighted average exercise price	$ 0	$ 0	$ 0
Warrants exercised, number of shares	0	0	0
Warrants exercised, weighted average exercise price	$ 0	$ 0	$ 0
Warrants expired, number of shares	(527,000)	(686,100)	0
Warrants expired, weighted average exercise price	$ (1.73)	$ (2.71)	$ 0
Warrants cancelled, number of shares	(10,000,000)
Warrants cancelled, weighted average exercise price	$ (2.40)
Ending Balance, number of shares	2,054,139	12,277,000	14,344,434
Ending Balance, weighted average exercise price	$ 1.70	$ 2.25	$ 2.41